Investment Strategy - Opportunistic Trader ETF	Mar. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to generate investor return by investing in a portfolio of equity securities of individual companies both directly and indirectly through investments of exchange-traded index funds (“ETFs”) and ETNs (collectively, “ETFs”). The Fund also anticipates investing significantly in derivatives, including primarily options and futures, that provide exposure to such companies and index ETFs. The Fund may invest in short to intermediate term (with a duration up to 10 years) U.S. Treasuries and other fixed income securities issued by a U.S. government-sponsored enterprise or other U.S. federal government agency of any maturity or duration. The Fund generally anticipates investing approximately 5% to 20% in U.S. Treasuries and 5% to 20% in other fixed income securities. These percentages may vary depending on market conditions – i.e., if the Sub-Advisor (as defined below) is of the view that equity markets are weak or if the outlook for equity markets is uncertain, then the Fund will allocate a higher percentage to U.S. Treasuries and other fixed income securities, and vice versa).

OT Advisors, LLC (the “Sub-Advisor”) seeks to generate return by taking advantage of short-term opportunities, including where the market value of a particular equity security, index, or other asset deviates abnormally from various historical means as well as macro volatility events, which is when the market prices of companies in certain indexes, particular sectors or particular asset classes may fluctuate significantly compared to historical norms (e.g., the S&P 500 exceeding or lagging its historical 10% average annual return intra-year), other assets, and/or underlying fundamentals. Short term investment opportunities procured by volatility swings are sector specific with more conservative asset classes requiring less of a swing. For example, companies in the Energy Sector could be attractive following a 3% swing, while more volatile sectors, like Information Technology, could trigger a short-term investment opportunity with a 5% move or greater. Macro volatility events could be the Federal Reserve hiking or cutting interest rates more than or less than overall market expectations causing uncertainty to surmount and volatility to ensue. Short term investment opportunities derived from volatility swings are dependent upon the discretion of the portfolio manager at any given point of time and the portfolio manager may act on short term investment opportunities based on volatility swings that may be more or less on a percentage basis than the aforementioned examples. The Sub-Advisor uses a top-down approach, taking into consideration broad economic trends and geopolitical events, to seek to identify such opportunities.

Generally, the Fund will invest in or obtain exposure to (i) companies with market capitalizations of at least $100 billion that have a class of shares listed and principally traded on a U.S. national securities exchange, and (ii) ETFs listed and principally traded on a U.S. national securities exchange that seek to track an index the constituents of which have market capitalizations of at least $1 billion. The Sub-Advisor selects ETFs from those that meet the criteria identified in (ii) above by first juxtaposing the benefits of investing in an ETF as opposed to directly investing within the ETF’s underlying securities and/or assets followed by the overall weighting of the targeted security, securities, and/or asset concentration within the ETF. In addition, the Fund also may invest up to 25% of its net assets in other securities, including interests in public companies and ETFs that have smaller market capitalizations. Other securities would include money market funds, treasuries or other low risk, income generating investments.

While the Fund’s exposure to various market sectors is expected to change over time, the Fund expects to have significant exposure to companies in the Information Technology Sector, as classified by the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.

Upon the identification of an investment opportunity, the Fund generally will acquire exposure to the relevant company or ETF through the direct investment in the specific security and/or the use of options. When investing directly, the Sub-Advisor may implement overlay strategies such as covered calls (i.e., selling a call on a security the Fund owns) to generate incremental returns. The Sub-Advisor anticipates causing the Fund to invest significantly in in a combination of put and call options contracts while keeping most of the Fund’s assets in cash or cash equivalents. This investment approach is intended to allow the Fund to maximize exposure to a particular asset without deploying the Fund’s asset to making a direct investment in that asset. In many cases, the Fund will target option investment as opposed to direct investment in a specific security as it not only requires less of the Fund’s capital, but it also mitigates downside risk with the use of less capital.

The Fund expects to hold most investments for a week or less and almost all positions are expected to be held for less than a month. The Fund will exit positions it holds in any of the following three scenarios: (i) once the Fund has achieved the targeted return, (ii) if the investment-related purpose of a holding was not realized within the planned hold horizon, or (iii) when the Fund has identified better investment opportunities.

Strategy Portfolio Concentration [Text]	The Fund generally anticipates investing approximately 5% to 20% in U.S. Treasuries and 5% to 20% in other fixed income securities.